Debt (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Nov. 17, 2017	Jan. 30, 2015	Aug. 07, 2014
Mortgage interest description			5.6% to 7.9% mortgage notes due in installments through 2027
Principal payments 2019			$ 0
Principal payments 2020			0
Principal payments 2021			127
Principal payments 2022			1,556
Principal payments 2023			1,622
Principal payments 2024 and subsequent years			85,484
Capitalized interest			1,056	$ 1,026
Prepayment penalty			3,420
Riverfront permanent loan	$ 88,653		$ 88,789	$ 88,653
Dock 79 Construction loan
RiverFront construction loan							$ 65,000
Interest rate over LIBOR				2.35%
Dock 79 EB5 loan
RiverFront EB5 secondary financing							$ 17,000
Interest rate to year five							4.95%
Dock 79 Non-recourse loan
Term	120 months
Riverfront permanent loan					$ 90,000
Interest rate					4.125%
Payment terms	During the first 48 months of the loan term, the Joint Venture will make monthly payments of interest only, and thereafter, make monthly payments of principal and interest in equal installments based upon a 30-year amortization period.
Wells Fargo Bank, N.A.
Term		5 years
Revolving Credit Agreement						$ 20,000
Sublimit for standby letters of credit						$ 10,000
Commitment fee			0.15%
Letters of credit issued			$ 1,924
Borrowed under the revolver			0
Available for borrowing			18,076
Tangible net worth covenant			110,000
Available to pay dividends or repurchase stock			$ 168,000
Interest rate over LIBOR			1.40%